Pension Plans (Details 7) - UK Pension Plan [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Changes in the UK pension plan's Level 3 assets
Benefit obligations, end of year	$ 3,084	$ 2,785
Foreign currency changes	(191)	66
Level 3
Changes in the UK pension plan's Level 3 assets
Purchases, sales, issuances and settlements, net	40	121
Defined Benefit Plan, Actual Return on Plan Assets Still Held	24	29
Foreign currency changes	$ (23)	$ 12